UNITED STATES
			       SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
					FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003
Check here if Amendment [   ] ; Amendment Number:
This Amendment  (Check only one.): [    ] is a restatement.
                                   [    ] adds new holdings
							entries.

Institutional Investment Manager Filing this Report:
Name:		McHugh Associates, Inc.
Address:	259 N. Radnor Chester Road Suite 150
		Radnor, PA  19087

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Andrea Fitzgerald
Title:	Assistant Vice President
Phone:	(610) 254 - 2929
Signature, Place, and Date of Signing:
Andrea Fitzgerald	Radnor, PA		July 29, 2003

Report Type  (Check only one):

[ X ]	13F HOLDINGS REPORT.

[    ]     13F NOTICE.

[    ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF
1934.

FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	54

Form 13F Information Table Value Total:	$1,032,436

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC.                     COM              001055102    32999  1073150 SH       SOLE                   668110            419820
                                                              2286    74360 SH       OTHER                                     74360
ALLSTATE CORP                  COM              020002101      306     8600 SH       SOLE                                       8600
                                                              1069    30000 SH       OTHER                                     30000
AMERICAN INTL GROUP INC        COM              026874107    41924   759772 SH       SOLE                   447432            321519
                                                              3833    69464 SH       OTHER                                     69464
AUTOMATIC DATA                 COM              053015103    36098  1066099 SH       SOLE                   634514            441630
                                                              3807   112437 SH       OTHER                                    112437
AVON PRODUCTS, INC.            COM              054303102    33908   545153 SH       SOLE                   312178            239910
                                                              2860    45995 SH       OTHER                                     45995
BANK NEW YORK INC              COM              064057102    43925  1527839 SH       SOLE                   828612            713742
                                                             11759   409036 SH       OTHER                                    409036
BIOMET INC                     COM              090613100    33421  1164497 SH       SOLE                   714320            465672
                                                              2820    98279 SH       OTHER                                     98279
CINTAS CORP                    COM              172908105    35367   998226 SH       SOLE                   572331            437400
                                                              3357    94753 SH       OTHER                                     94753
COCA COLA                      COM              191216100      264     5700 SH       SOLE                                       5700
                                                               341     7355 SH       OTHER                                      7355
COLGATE PALMOLIVE CO           COM              194162103    40766   703472 SH       SOLE                   416081            295456
                                                              4071    70255 SH       OTHER                                     70255
CONCORD EFS INC                COM              206197105    28594  1942556 SH       SOLE                  1276395            690016
                                                              1633   110940 SH       OTHER                                    110940
COSTCO WHOLESALE CORP NEW      COM              22160K105    39608  1082188 SH       SOLE                   688028            408455
                                                              3001    82005 SH       OTHER                                     82005
DELL INC.                      COM              24702R101    43316  1360441 SH       SOLE                   851288            527337
                                                              2678    84115 SH       OTHER                                     84115
EMC CORP-MASS                  COM              268648102    25812  2465399 SH       SOLE                  1680979            818275
                                                               844    80640 SH       OTHER                                     80640
FISERV, INC.                   COM              337738108    41400  1160968 SH       SOLE                   700518            474030
                                                              3328    93350 SH       OTHER                                     93350
GENERAL ELECTRIC CO            COM              369604103    33501  1168119 SH       SOLE                   814999            368245
                                                              2146    74848 SH       OTHER                                     74848
HARLEY-DAVIDSON INC            COM              412822108    41937  1052113 SH       SOLE                   579543            484050
                                                              3738    93792 SH       OTHER                                     93792
INTEL CORP                     COM              458140100    40408  1941761 SH       SOLE                  1108356            853979
                                                              5339   256583 SH       OTHER                                    256583
JOHNSON & JOHNSON              COM              478160104    36818   712165 SH       SOLE                   428569            294200
                                                              5207   100722 SH       OTHER                                    100722
MEDTRONIC INC                  COM              585055106    36989   771096 SH       SOLE                   430260            350128
                                                              3492    72796 SH       OTHER                                     72796
MERCK & CO INC                 COM              589331107    42473   701461 SH       SOLE                   401861            308324
                                                              5274    87116 SH       OTHER                                     87116
MICROSOFT CORP                 COM              594918104    51055  1991242 SH       SOLE                  1074024            939850
                                                             10016   390650 SH       OTHER                                    390650
MOLEX INC CL A                 COM              608554200    33125  1430909 SH       SOLE                   860568            588668
                                                              2465   106505 SH       OTHER                                    106505
OMNICOM GROUP INC              COM              681919106    38433   536029 SH       SOLE                   344551            198348
                                                              2327    32460 SH       OTHER                                     32460
PATTERSON DENTAL CO            COM              703412106    39697   874397 SH       SOLE                   500737            384980
                                                              3111    68535 SH       OTHER                                     68535
STATE STREET CORP              COM              857477103    36615   929331 SH       SOLE                   577435            363611
                                                              2817    71506 SH       OTHER                                     71506
WATERS CORP                    COM              941848103    27712   951348 SH       SOLE                   648923            315220
                                                              2324    79785 SH       OTHER                                     79785